Property	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property

NOTE 8 – PROPERTY

The Company does not own any property. Commencing in June 2014, the Company leases offices space from a related third party for no cash payment and will impute rent of $100 per month commencing in June 2014.

NOTE 9 – PROPERTY The Company does not own any property. The Company leases offices space from a related third party and will impute rent of $100 per month commencing in June 2014.